CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Total Sea Limited Shareholders' Equity (Deficit) [Member]	Non-controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2018	$ 170	$ 1,809,232	$ 15,199	$ 46	$ (2,067,786)	$ (243,139)	$ 3,684	$ (239,455)
Beginning balance (in shares) at Dec. 31, 2018	342,598,768
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year	$ 0	0	0	0	(1,462,799)	(1,462,799)	5,077	(1,457,722)
Other comprehensive (loss) income	0	0	(9,750)	0	0	(9,750)	111	(9,639)
Equity component of convertible notes	0	240,582	0	0	0	240,582	0	240,582
Purchase of capped calls related to issuance of convertible notes	0	(97,060)	0	0	0	(97,060)	0	(97,060)
Issuance of Class A ordinary shares, net of issuance costs	$ 35	1,517,923	0	0	0	1,517,958	0	1,517,958
Issuance of Class A ordinary shares, net of issuance costs (in shares)	69,000,000
Conversion of convertible notes into Class A ordinary shares	$ 23	1,080,089	0	0	0	1,080,112	0	1,080,112
Conversion of convertible notes into Class A ordinary shares (in shares)	45,645,884
Capital contributed by non-controlling interest	$ 0	0	0	0	0	0	1,356	1,356
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 2	20,843	0	0	0	20,845	0	20,845
Exercise of share options (in shares)	3,736,976
Restricted share awards and restricted share units issued	$ 0	0	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	1,983,639
Share-based compensation	$ 0	115,675	0	0	0	115,675	0	115,675
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(5,720,615)
Ending balance at Dec. 31, 2019	$ 230	4,687,284	5,449	46	(3,530,585)	1,162,424	10,228	1,172,652
Ending balance (in shares) at Dec. 31, 2019	463,244,652
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year	$ 0	0	0	0	(1,618,056)	(1,618,056)	(6,101)	(1,624,157)
Other comprehensive (loss) income	0	0	(816)	0	0	(816)	(1,045)	(1,861)
Acquisition of subsidiaries	0	0	0	0	0	0	39,594	39,594
Appropriation of statutory reserves	0	0	0	2,317	(2,317)	0	0	0
Equity component of convertible notes	0	284,727	0	0	0	284,727	0	284,727
Purchase of capped calls related to issuance of convertible notes	0	(135,700)	0	0	0	(135,700)	0	(135,700)
Issuance of Class A ordinary shares, net of issuance costs	$ 8	2,908,291	0	0	0	2,908,299	0	2,908,299
Issuance of Class A ordinary shares, net of issuance costs (in shares)	15,180,000
Conversion of convertible notes into Class A ordinary shares	$ 14	464,916	0	0	0	464,930	0	464,930
Conversion of convertible notes into Class A ordinary shares (in shares)	27,406,818
Capital contributed by non-controlling interest	$ 0	0	0	0	0	0	4,631	4,631
Transactions with non-controlling interests	0	(20,294)	48	0	0	(20,246)	(490)	(20,736)
Disposal of interest in a subsidiary	0	0	0	0	0	0	(11,971)	(11,971)
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	6,000,000
Exercise of share options	$ 1	61,948	0	0	0	61,949	0	61,949
Exercise of share options (in shares)	2,861,169
Restricted share awards and restricted share units issued	$ 2	(2)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	3,247,992
Share-based compensation	$ 0	275,401	0	0	0	275,401	2,481	277,882
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(6,009,161)
Ending balance at Dec. 31, 2020	$ 255	8,526,571	4,681	2,363	(5,150,958)	3,382,912	37,327	3,420,239
Ending balance (in shares) at Dec. 31, 2020	511,931,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year	$ 0	0	0	0	(2,046,759)	(2,046,759)	3,729	(2,043,030)
Other comprehensive (loss) income	0	0	(33,541)	0	0	(33,541)	(581)	(34,122)
Acquisition of subsidiaries	$ 1	270,732	0	0	0	270,733	0	270,733
Acquisition of subsidiaries (in shares)	1,051,731
Appropriation of statutory reserves	$ 0	0	0	3,781	(3,781)	0	0	0
Equity component of convertible notes	0	486,758	0	0	0	486,758	0	486,758
Issuance of Class A ordinary shares, net of issuance costs	$ 6	3,972,410	0	0	0	3,972,416	0	3,972,416
Issuance of Class A ordinary shares, net of issuance costs (in shares)	12,650,000
Conversion of convertible notes into Class A ordinary shares	$ 10	826,114	0	0	0	826,124	0	826,124
Conversion of convertible notes into Class A ordinary shares (in shares)	20,039,849
Capital contributed by non-controlling interest	$ 0	0	0	0	0	0	339	339
Transactions with non-controlling interests	0	6,761	341	0	0	7,102	(15,102)	(8,000)
Shares issued to depositary bank	$ 0	0	0	0	0	0	0	0
Shares issued to depositary bank (in shares)	12,000,000
Exercise of share options	$ 4	77,635	0	0	0	77,639	0	77,639
Exercise of share options (in shares)	8,027,170
Restricted share awards and restricted share units issued	$ 2	(2)	0	0	0	0	0	0
Restricted share awards and restricted share units issued (in shares)	4,125,722
Share-based compensation	$ 0	455,313	0	0	0	455,313	0	455,313
Settlement of share incentives with shares held by depositary bank	$ 0	0	0	0	0	0	0	0
Settlement of share incentives with shares held by depositary bank (in shares)	(12,087,982)
Ending balance at Dec. 31, 2021	$ 278	$ 14,622,292	$ (28,519)	$ 6,144	$ (7,201,498)	$ 7,398,697	$ 25,712	$ 7,424,409
Ending balance (in shares) at Dec. 31, 2021	557,737,960